Business Segments	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Business Segments

Note O: Business Segments

The Aggregates business is comprised of divisions which represent operating segments. Disclosures for certain divisions are consolidated as reportable segments for financial reporting purposes as they meet the aggregation criteria. The Aggregates business contains three reportable segments: Mid-America Group, Southeast Group and West Group. The Cement and Magnesia Specialties businesses also represent individual operating and reportable segments. The accounting policies used for segment reporting are the same as those described in Note A.

The Corporation’s evaluation of performance and allocation of resources are based primarily on earnings from operations. Consolidated earnings from operations include net sales less cost of sales, selling, general and administrative expenses, and acquisition-related expenses, net; other operating income and expenses; and exclude interest expense, other nonoperating income and expenses, net, and taxes on income. Corporate consolidated earnings from operations primarily include depreciation on capitalized interest, expenses for corporate administrative functions, acquisition-related expenses, net, and other nonrecurring and/or non-operational income and expenses excluded from the Corporation’s evaluation of business segment performance and resource allocation. All debt and related interest expense is held at Corporate.

Assets employed by segment include assets directly identified with those operations. Corporate assets consist primarily of cash and cash equivalents, property, plant and equipment for corporate operations, investments and other assets not directly identifiable with a reportable business segment.

The following tables display selected financial data for the Corporation’s reportable business segments.

Selected Financial Data by Business Segment

years ended December 31 (add 000) Total revenues	2015	2014	2013
Mid-America Group	$926,251	$848,855	$789,806
Southeast Group	304,472	274,352	245,340
West Group	1,675,021	1,356,283	875,588
Total Aggregates Business	2,905,744	2,479,490	1,910,734
Cement	387,947	221,759	—
Magnesia Specialties	245,879	256,702	244,817
Total	$3,539,570	$2,957,951	$2,155,551

Net sales
Mid-America Group	$851,854	$770,568	$720,007
Southeast Group	285,302	254,986	226,437
West Group	1,535,848	1,207,879	771,133
Total Aggregates Business	2,673,004	2,233,433	1,717,577
Cement	367,604	209,556	—
Magnesia Specialties	227,508	236,106	225,641
Total	$3,268,116	$2,679,095	$1,943,218

Gross profit (loss)
Mid-America Group	$256,586	$216,883	$192,747
Southeast Group	34,197	10,653	(3,515)
West Group	254,946	155,678	92,513
Total Aggregates Business	545,729	383,214	281,745
Cement	103,473	52,469	—
Magnesia Specialties	78,732	84,594	83,703
Corporate	(6,167)	2,083	(1,491)
Total	$721,767	$522,360	$363,957

years ended December 31 (add 000) Selling, general and administrative expenses	2015	2014	2013
Mid-America Group	$52,606	$52,217	$53,683
Southeast Group	18,467	17,788	18,081
West Group	66,639	50,147	42,929
Total Aggregates Business	137,712	120,152	114,693
Cement	26,626	12,741	—
Magnesia Specialties	9,499	9,776	10,165
Corporate	44,397	26,576	25,233
Total	$218,234	$169,245	$150,091

Earnings (Loss) from operations
Mid-America Group	$206,820	$172,208	$144,269
Southeast Group	16,435	(5,293)	(19,849)
West Group	205,699	153,182	53,150
Total Aggregates Business	428,954	320,097	177,570
Cement	47,821	40,751	—
Magnesia Specialties	68,886	74,805	73,506
Corporate	(66,245)	(120,780)	(33,088)
Total	$479,416	$314,873	$217,988

Cement intersegment sales, which were to the ready mixed concrete product line in the West Group, were $87,782,000 for the year ended December 31, 2015 and $43,356,000 for the six months ended December 31, 2014.  The Cement business was acquired July 1, 2014.

years ended December 31 (add 000) Assets employed	2015	2014	2013
Mid-America Group	$1,304,574	$1,290,833	$1,242,395
Southeast Group	583,369	604,044	611,906
West Group	2,621,636	2,444,400	1,030,599
Total Aggregates Business	4,509,579	4,339,277	2,884,900
Cement	1,939,796	2,451,799	—
Magnesia Specialties	147,795	150,359	154,024
Corporate	364,562	278,319	146,081
Total	$6,961,732	$7,219,754	$3,185,005

Depreciation, depletion and amortization
Mid-America Group	$61,693	$63,294	$66,381
Southeast Group	31,644	31,955	32,556
West Group	93,947	74,283	56,004
Total Aggregates Business	187,284	169,532	154,941
Cement	53,672	30,620	—
Magnesia Specialties	13,769	10,394	10,564
Corporate	8,862	12,200	8,256
Total	$263,587	$222,746	$173,761

years ended December 31 (add 000) Total property additions	2015	2014	2013
Mid-America Group	$77,640	$76,753	$82,667
Southeast Group	12,155	23,326	72,907
West Group	235,245	753,342	53,530
Total Aggregates Business	325,040	853,421	209,104
Cement	9,599	975,063	—
Magnesia Specialties	8,916	2,588	4,700
Corporate	20,561	15,349	6,477
Total	$364,116	$1,846,421	$220,281

Property additions through acquisitions
Mid-America Group	$4,385	$—	$244
Southeast Group	—	—	54,463
West Group	35,965	632,560	—
Total Aggregates Business	40,350	632,560	54,707
Cement	—	970,300	—
Magnesia Specialties	—	—	—
Corporate	—	—	—
Total	$40,350	$1,602,860	$54,707

Total property additions in the West Group include machinery and equipment of $1,445,000, $7,788,000 and $10,341,000 in 2015, 2014 and 2013 respectively, acquired through capital leases.  In 2015, total property additions in Corporate include a $4,088,000 noncash component related to a property addition.  The Corporation also acquired $3,591,000 of land via noncash transactions and asset exchanges in 2014. Total property additions through acquisitions in the Mid-America Group reflect $4,385,000 of property, plant and equipment acquired via an asset exchange in 2015.

The Aggregates business includes the aggregates product line and aggregates-related downstream product lines, which include the asphalt, ready mixed concrete and road paving product lines. All aggregates-related downstream product lines reside in the West Group. The following tables, which are reconciled to consolidated amounts, provide total revenues, net sales and gross profit by line of business: Aggregates (further divided by product line), Cement and Magnesia Specialties.

years ended December 31 (add 000) Total revenues	2015	2014	2013
Aggregates	$2,017,761	$1,805,824	$1,527,986
Asphalt	72,282	85,822	78,863
Ready Mixed Concrete	657,088	431,229	146,085
Road Paving	158,613	156,615	157,800
Total Aggregates Business	2,905,744	2,479,490	1,910,734
Cement	387,947	221,759	—
Magnesia Specialties	245,879	256,702	244,817
Total	$3,539,570	$2,957,951	$2,155,551

Net sales
Aggregates	$1,793,660	$1,570,022	$1,347,486
Asphalt	64,943	76,278	66,216
Ready Mixed Concrete	655,788	430,519	146,079
Road Paving	158,613	156,614	157,796
Total Aggregates Business	2,673,004	2,233,433	1,717,577
Cement	367,604	209,556	—
Magnesia Specialties	227,508	236,106	225,641
Total	$3,268,116	$2,679,095	$1,943,218

Gross profit (loss)	2015	2014	2013
Aggregates	$467,053	$324,093	$259,054
Asphalt	18,189	13,552	12,928
Ready Mixed Concrete	42,942	39,129	8,337
Road Paving	17,545	6,440	1,426
Total Aggregates Business	545,729	383,214	281,745
Cement	103,473	52,469	—
Magnesia Specialties	78,732	84,594	83,703
Corporate	(6,167)	2,083	(1,491)
Total	$721,767	$522,360	$363,957

Domestic and foreign total revenues are as follows:

years ended December 31 (add 000)	2015	2014	2013
Domestic	$3,493,462	$2,912,115	$2,113,068
Foreign	46,108	45,836	42,483
Total	$3,539,570	$2,957,951	$2,155,551